RELATED PARTY TRANSACTIONS - Management Agreements Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 vessel $ / vessel	Dec. 31, 2019 vessel $ / vessel
Frontline Management (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Management Fee to be Paid Per Annum | $ / vessel	27,529	27,928
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Ship Management | vessel	20	20